GS Mortgage-Backed Securities Trust 2022 ABS-15G

Exhibit 99.6 Schedule 7

Rating Agency Grading
Run Date - XX/XX/XXXX
LOAN INFORMATION				INITIAL CREDIT LOAN GRADES					INITIAL PROPERTY LOAN GRADES					INITIAL COMPLIANCE LOAN GRADES					INITIAL OVERALL LOAN GRADES					FINAL CREDIT LOAN GRADES					FINAL PROPERTY LOAN GRADES					FINAL COMPLIANCE LOAN GRADES					FINAL OVERALL LOAN GRADES
Recovco Loan ID	Loan #1	Loan #2	Original Loan Amount	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P
XXXX	XXXXXXX	XXXXX	$XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXXXXX	XXXXX	$XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A